Consolidated Statement of Operations (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Statement [Abstract]
Other sales and revenues, from related parties	$ 8,947	$ 460	$ 0
Interest expense, to related parties	$ 1,382	$ 0	$ 0